UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21376
Goldman Sachs Hedge Fund Partners Registered Fund, LLC
(Exact name of registrant as specified in charter)
One New York Plaza
New York, New York 10004
(Address of principal executive offices) (Zip code)
Peter V. Bonanno
Secretary
Goldman Sachs Hedge Fund Strategies LLC
One New York Plaza
New York, New York 10004
(Name and address of agent for service)
registrant’s telephone number, including area code: (212) 902-1000
Date of fiscal year end: December 31
Date of reporting period: December 31, 2008
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
As of the end of the reporting period the Registrant had not commenced operations. The Report to Members is attached herewith.
Goldman Sachs Hedge Fund Partners Registered Fund, LLC
Financial Statements
As of and for the year ended December 31, 2008 (In Liquidation)
With Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Member and Board of Managers of
Goldman Sachs Hedge Fund Partners Registered Fund, LLC
We have audited the accompanying statement of assets, liabilities and member’s capital of Goldman Sachs Hedge Fund Partners Registered Fund, LLC (the “Fund”) as of December 31, 2008, and the related statements of operations and changes in member’s capital for the year then ended. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements referred to above presents fairly, in all material respects, the financial position of Goldman Sachs Hedge Fund Partners Registered Fund, LLC at December 31, 2008, and the results of its operations and changes in its member’s capital for the year then ended, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
New York, New York
February 23, 2009

Goldman Sachs Hedge Fund Partners Registered Fund, LLC
Statement of Assets, Liabilities and Member’s Capital
December 31, 2008 (In Liquidation)

Assets:
Receivable for redemption from Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC	$100,000
Receivable from Adviser for expense reimbursement	38,528

Total Assets	138,528
Liabilities:
Redemption payable to affiliate	100,000
Board of Managers’ fees payable	21,344
Professional fees payable	11,000
Registration fees payable	3,684
Other accrued expenses	2,500

Total Liabilities	138,528

Net Assets — Member’s Capital	$—

The accompanying notes are an integral part of the financial statements.

Goldman Sachs Hedge Fund Partners Registered Fund, LLC
Statement of Operations
For the year ended December 31, 2008 (In Liquidation)

Expenses allocated from the Master Fund:
Offering costs	$210,000
Board of Managers’ fees	51,200
Audit fees	11,000
Other expenses	9,100

Total expenses allocated from the Master Fund	281,300
Expense reimbursement by Adviser	(281,300)

Total expenses after reimbursement by Adviser allocated from the Master Fund	—

Fund Expenses:
Offering costs	187,000
Board of Managers’ fees	51,200
Registration fees	22,200
Professional fees	11,000
Other expenses	9,100

Total fund expenses	280,500

Expense reimbursement by Adviser	(280,500)

Total expenses after reimbursement by Adviser	—

Net investment income/(loss)	$—

The accompanying notes are an integral part of the financial statements.

Goldman Sachs Hedge Fund Partners Registered Fund, LLC
Statement of Changes Member’s Capital
For the year ended December 31, 2008 (In Liquidation)

Member’s Capital, at beginning of year	$100,000

Operations
Net investment income/(loss)	—

Member’s Capital Transactions
Redemption	(100,000)

Member’s Capital, at end of year	$—

The accompanying notes are an integral part of the financial statements.

Goldman Sachs Hedge Fund Partners Registered Fund, LLC
Notes to Financial Statements
December 31, 2008 (In Liquidation)
NOTE 1. Organization
Goldman Sachs Hedge Fund Partners Registered Fund, LLC (the “Fund”) was organized as a Delaware limited liability company on May 19, 2003. The Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund has had no operations through December 31, 2008 other than those related to organizational matters and the issuance and redemption of $100,000 of limited liability company units (“Interests”) of the Fund (1,000 units were redeemed on December 31, 2008) to The Goldman Sachs Group Inc., the parent of Goldman Sachs Hedge Fund Strategies LLC (the “Adviser”), the investment adviser to Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC (the “Master Fund”) and the Fund.
The Fund’s investment objective was intended to target attractive long-term risk-adjusted absolute returns with lower volatility than, and minimal correlation to, the broad equity markets by investing all of its assets in the Master Fund. Pursuant to an investment advisory agreement between the Master Fund and the Adviser, the Adviser was to be responsible for developing, implementing and supervising the Master Fund’s investment program. The Master Fund intended to pursue its investment objective by investing primarily in a portfolio of privately placed investment vehicles (“Investment Funds”), managed by portfolio managers or management teams (“Investment Managers”) that utilize investment strategies within or related to one or more of the following four hedge fund sectors: equity long/short, event driven, relative value and tactical trading. The Adviser intended to allocate the Master Fund’s assets among the four hedge fund sectors in a manner consistent with the Master Fund’s investment objective.

Goldman Sachs Hedge Fund Partners Registered Fund, LLC
Notes to Financial Statements (continued)
December 31, 2008 (In Liquidation)
NOTE 1. Organization (continued)
Goldman, Sachs & Co., an affiliate of the Adviser, acted as the distributor (“Distributor”) of the Fund’s Interests in a best-efforts basis, subject to various conditions. The Interests were to be offered through the Distributor and through other brokers or dealers that have entered into selling agreements with the Distributor. Investments in the Fund were to be subject to a sales charge of up to 3.00% by the Distributor.
The Board of Managers approved the termination of the Fund on February 12, 2009 with an effective date of February 13, 2009. The financial statements reflect the full redemption of Interests of the Fund from the Master Fund as of December 31, 2008 in conformity with U.S. generally accepted accounting principles. All assets are to be liquidated, liabilities satisfied and Member’s capital to be distributed to the Member. The deferred offering costs were expensed by the Fund on December 31, 2008 and were reimbursed fully by the Adviser.
The performance of the Fund was directly affected by the performance of the Master Fund. Attached are the financial statements of the Master Fund, which are an integral part of these financial statements. The Fund redeemed fully from the Master Fund at December 31, 2008.
NOTE 2. Significant Accounting Policies
The Fund’s financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
No accrual for the payment of Federal, state or local income taxes has been provided. The Member is individually required to report on its own tax return its distributive share of the Fund’s taxable income or loss.

Goldman Sachs Hedge Fund Partners Registered Fund, LLC
Notes to Financial Statements (continued)
December 31, 2008 (In Liquidation)
NOTE 3. Investor Servicing Fee and Other Fees
The Fund entered into an agreement with the Adviser, whereby the Adviser provided certain investor services and account maintenance services to Member’s of the Fund. The Fund was to incur a monthly investor service fee equal to one twelfth of 0.50% of the Fund’s net assets as of each month-end (the “Investor Service Fee”), to the Adviser, subject to certain adjustments after the initial closing date. As the Fund did not commence operations, no investor servicing fees were incurred to the Adviser during the year ended December 31, 2008.
The Fund was to incur a monthly administration fee equal to one twelfth of 0.005% of the Fund’s net assets (prior to reduction for any Investor Service Fee), as well as one twelfth of $25,000 as of each month end (collectively, the “Administration Fee”) to SEI Investments Global Funds Services (the “Administrator”) after the initial closing date. The Administrator was to provide various administration, fund accounting, investor accounting, taxation and transfer agent services to the Fund. As the Fund did not commence operations, no administration fees were incurred to the Administrator during the year ended December 31, 2008.
The Adviser entered into an Expense Limitation Agreement with the Fund pursuant to which the Adviser agreed to waive and/or reimburse the Fund’s expenses, to the extent necessary so that the Fund’s annualized total expenses, including the Investor Servicing Fee, during the 12-month period beginning on the initial closing date did not exceed 0.75% of the average of the net assets of the Fund as of each month-end during such 12-month period. All expenses incurred by the Fund for the year ended December 31, 2008 were fully reimbursed by the Adviser.

Goldman Sachs Hedge Fund Partners Registered Fund, LLC
Notes to Financial Statements (continued)
December 31, 2008 (In Liquidation)
Note 4. Indemnifications
The Fund may have entered into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is not known. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Note 5. Subsequent Events
Subsequent to December 31, 2008, the Fund received $100,000 from the Master Fund for its redemption, which in turn the Fund paid to the Member.

GOLDMAN SACHS HEDGE FUND PARTNERS REGISTERED FUND, LLC
Managers and Officers (Unaudited)
The identity of the Managers and executive officers of Goldman Sachs Hedge Fund Partners Registered Fund, LLC and brief biographical information regarding each Manager and officer during the past five years is set forth below

				Number of
	Position(s)	Term of		Portfolios in
	Held with	Office and		Fund
	the Fund	Length of		Complex
Name,	and Master	Time	Principal Occupation(s)	Overseen by	Other Directorships
Address and Age[1]	Fund[2]	Served[3]	During Past 5 Years	Manager[4]	Held by Manager[5]

Ashok N. Bakhru Age: 66	Manager of the Fund Manager of the Master Fund	June 9, 2004 — present March 24, 2005 — present
President, ANB Associates (July 1994—March 1996 and November 1998—Present); Director, Apollo Investment Corporation (a business development company) (October 2008-Present); Executive Vice President—Finance and Administration and Chief Financial Officer and Director, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996—November 1998); Director of Arkwright Mutual Insurance Company (1984—1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989—2004); Member of Cornell University Council (1992—2004 and 2006—Present); Trustee of the Walnut Street Theater (1992—2004); Trustee, Scholarship America (1998—2005); Trustee, Institute for Higher Education Policy (2003—Present); Director, Private Equity Investors—III and IV (November 1998—Present), and Equity-Limited Investors II (April 2002—Present); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000—2003).
				97	Apollo Investment Corporation (a business development company)

			Chairman of the Board of Trustees — Goldman Sachs Mutual Fund Complex (registered investment companies).

John P. Coblentz, Jr. Age: 67	Manager of the Fund Manager of the Master Fund	June 9, 2004 — present March 24, 2005 — present	Partner, Deloitte & Touche LLP (June 1975 — May 2003); Director, Emerging Markets Group, Ltd. (2004-2006); Director, Elderhostel, Inc. (2006-Present). Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).	97	None

Patrick T. Harker Age: 50	Manager of the Fund Manager of the Master Fund	June 9, 2004 — present March 24, 2005 — present	President, University of Delaware (July 2007—Present); Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000—June 2007); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999—January 2000); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997—August 2000).	97	None

			Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).

Richard P. Strubel Age: 69	Manager of the Fund Manager of the Master Fund	June 9, 2004 — present March 24, 2005 — present	Director, Cardean Learning Group (provider of educational services via the internet) (2003—2008); President, COO and Director, Cardean Learning Group (1999—2003); Director, Cantilever Technologies, Inc. (a private software company) (1999—2005); Audit Committee Chairman, The University of Chicago (2006-Present); Trustee, The University of Chicago (1987—Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990—1999).	97	Gildan Activewear Inc. (a clothing marketing and manufacturing company); Northern Mutual Fund Complex (58 Portfolios) (Chairman of the Board of Trustees).

			Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).

Managers Who Are “Interested Persons”*
Kent A. Clark Age: 44	Manager of the Fund Manager of the Master Fund	June 9, 2004 — present March 24, 2005 — present	Managing Director, Goldman Sachs, (1998 — present); Chief Investment Officer, Goldman Sachs Hedge Fund Strategies LLC (October 2000 — present); Director and Managing Director, Goldman Sachs Hedge Fund Strategies LLC (2000 — present); Portfolio Manager, GSAM Quantitative Equities (July 1992 — September 2000).	2	None

			Member of Board of Directors of the Managed Funds Association (2002 — present).

* Alan A. Shuch Age: 59	Manager of the Fund Manager of the Master Fund	June 9, 2004 — present March 24, 2005 — present	Advisory Director—GSAM (May 1999—Present); Consultant to GSAM (December 1994—May 1999); and Limited Partner, Goldman Sachs (December 1994—May 1999). Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).	97	None

*	These persons are considered to be “interested persons” because they hold positions with Goldman Sachs Hedge Fund Strategies LLC (the “Adviser”) or one of its affiliates. Each Interested Manager holds comparable positions with certain other entities of which the Adviser or an affiliate thereof is the investment adviser, administrator and/or distributor.

(1)	Each Manager may be contacted by writing to the Manager, c/o Goldman, Sachs & Co., One New York Plaza, New York, NY 10004, Attn: Peter V. Bonnano.

(2)	Each Manager holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Manager resigns or is removed by the Board of Managers or members of the applicable fund, in accordance with such fund’s limited liability company agreement; (c) the date the Manager shall otherwise cease to be a Manager in accordance with the limited liability company agreement of the applicable fund; or (d) the date the applicable fund terminates.

(3)	The Fund Complex currently consists of the Fund, the Master Fund, Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust. As of December 31, 2008, Goldman Sachs Trust consisted of 83 portfolios and Goldman Sachs Variable Insurance Trust consisted of 11 portfolios.

(4)	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, or other investment companies registered under such Act. Each of the Independent Managers is also a member of the Board of Trustees of Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.
Officers

Positions Held
	with the Fund	Term of Office
Name, Age, and	and Master	and Length of	Principal Occupation(s) during the Past
Address	Fund	Time Served	5 Years

Kent A. Clark 1 New York Plaza 39th Floor New York, NY 10004 Age: 44	President of the Fund Chief Investment Officer of the Fund	2006 — present April 29, 2003 — present
Managing Director, Goldman Sachs, (1998 — present); Chief Investment Officer, Goldman Sachs Hedge Fund Strategies LLC (October 2000 — present); Director and Managing Director, Goldman Sachs Hedge Fund Strategies LLC (2000 — present); Portfolio

	Chief Investment Officer of the Master Fund	February 22, 2005 — present	Manager, GSAM Quantitative Equities (July 1992 — September 2000).
Member of Board of Directors of the Managed Funds Association (2002 — present).
	President and Chief Investment Officer of the Master Fund	2006 — present

Jennifer Barbetta 32 Old Slip New York, NY 10004 Age: 36	Chief Financial Officer of the Fund Chief Financial Officer of the Master Fund	May 18, 2006 — present May 18, 2006 — present	Managing Director, Goldman Sachs (2006 — Present); Chief Financial Officer, Goldman Sachs Hedge Fund Strategies LLC (May 2006 — Present); Head of Private Equity Group Portfolio Analytics and Reporting team and Chief Operating Officer, Private Equity Group (2005 — Present); Vice President, Private Equity Group (1997 — 2003);.

Manager, Goldman Sachs Hedge Fund Partners Registered Master Fund, Ltd. and Goldman Sachs Hedge Fund Partners Registered Fund, Ltd. (2006 — Present).

Philip V. Giuca, Jr. 180 Maiden Lane 40th Floor New York, NY 10005 Age: 45	Vice President of the Fund Vice President of the Master Fund	April 29, 2003 — present February 22, 2005 — present	Vice President, Goldman Sachs (May 1992-present). Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (1999 — present).

John M. Perlowski 32 Old Slip 31st Floor New York, NY 10005 Age: 43	Vice President of the Fund Vice President of the Master Fund	April 29, 2003 — present February 22, 2005 — present	Managing Director, Goldman Sachs (November 2003 — Present); Vice President, Goldman Sachs (July 1995 — November 2003).

Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (1997 — present).

Peter V. Bonanno 32 Old Slip New York, NY 10005 Age: 42	Secretary of the Fund Secretary of the Master Fund	Since 2006 Since 2006	Managing Director, Goldman Sachs (December 2006—Present); Associate General Counsel, Goldman Sachs (2002—Present); Vice President, Goldman Sachs (1999—2006); and Assistant General Counsel, Goldman Sachs (1999-2002).

Secretary—Goldman Sachs Mutual Fund Complex (registered investment companies) (2006—Present); and Assistant Secretary—Goldman Sachs Mutual Fund Complex (2003—2006).

David S. Plutzer One New York Plaza 37th Floor New York, NY 10004 Age: 34	Assistant Secretary of the Fund Assistant Secretary of the Master Fund	March 29, 2005 — present February 22, 2005 — present	Vice President and Assistant General Counsel, Goldman Sachs (October 2004 - sent); Associate, Bryan Cave LLP (successor-in-interest to Robinson Silverman Pearce Aronsohn & Berman LLP) (September 1999 — September 2004).

Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC
Financial Statements
As of and for the year ended December 31, 2008 (In Liquidation)
With Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Member and Board of Managers of
Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC
We have audited the accompanying statement of assets, liabilities and member’s capital of Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC (the “Master Fund”) as of December 31, 2008, and the related statements of operations and changes in member’s capital for the year then ended. These financial statements are the responsibility of the Master Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Master Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements referred to above presents fairly, in all material respects, the financial position of Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC at December 31, 2008, and the results of its operations and changes in its member’s capital for the year then ended, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP

New York, New York
February 23, 2009

Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC
Statement of Assets, Liabilities and Member’s Capital
December 31, 2008 (In Liquidation)

Assets:
Cash	$100,000
Receivable from Adviser for expense reimbursement	34,844

Total Assets	134,844
Liabilities:
Redemption payable to Goldman Sachs Hedge Fund Partners Registered Fund, LLC	100,000
Board of Managers’ fees payable	21,344
Professional fees payable	11,000
Other accrued expenses	2,500

Total Liabilities	134,844

Net Assets — Member’s Capital	$—

The accompanying notes are an integral part of the financial statements.

Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC
Statement of Operations
For the year ended December 31, 2008 (In Liquidation)

Expenses:
Offering costs	$210,000
Board of Managers’ fees	51,200
Professional fees	11,000
Other expenses	9,100

Total expenses	281,300
Expense reimbursement by Adviser	(281,300)

Total expenses after reimbursement by Adviser	—

Net investment income/(loss)	$—

Statement of Changes in Member’s Capital
For the year ended December 31, 2008 (In Liquidation)

Member’s Capital, at beginning of year	$100,000
Operations
Net investment income/(loss)	—
Member’s Capital Transactions
Redemption	(100,000)

Member’s Capital, at end of year	$—

The accompanying notes are an integral part of the financial statements.

Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC
Notes to Financial Statements
December 31, 2008 (In Liquidation)
NOTE 1. Organization
Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC (the “Master Fund”) was organized as a Delaware limited liability company on February 15, 2005. The Master Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Master Fund has had no operations through December 31, 2008 other than those related to organizational matters and the issuance and redemption of $100,000 of limited liability company interests (“Interests”) of the Master Fund to Goldman Sachs Hedge Fund Partners Registered Fund, LLC (the “Feeder Fund”). Pursuant to an investment advisory agreement between the Master Fund and Goldman Sachs Hedge Fund Strategies LLC (the “Adviser”), the Adviser was responsible for developing, implementing and supervising the Master Fund’s investment program.
The Master Fund’s investment objective was intended to target attractive long-term risk-adjusted absolute returns with lower volatility than, and minimal correlation to, the broad equity markets. The Master Fund intended to pursue its investment objective by investing primarily in a portfolio of privately placed investment vehicles (“Investment Funds”), managed by portfolio managers or management teams (“Investment Managers”) that utilize investment strategies within or related to one or more of the following four hedge fund sectors: equity long/short, event driven, relative value and tactical trading. The Adviser intended to allocate the Master Fund’s assets among the four hedge fund sectors in a manner consistent with the Master Fund’s investment objective.
The Board of Managers approved the termination of the Fund on February 12, 2009 with an effective date of February 13, 2009. The financial statements reflect the full redemption of Interests in the Master Fund as of December 31, 2008 in conformity with U.S. generally accepted accounting principles. All assets are to be liquidated, liabilities satisfied and Member’s capital to be distributed to the Feeder Fund. The deferred offering costs were expensed by the Master Fund on December 31, 2008 and were reimbursed fully by the Adviser.

Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC
Notes to Financial Statements (continued)
December 31, 2008 (In Liquidation)
NOTE 2. Significant Accounting Policies
The Master Fund’s financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
No accrual for the payment of Federal, state or local income taxes has been provided. The Member is individually required to report on its own tax return its distributive share of the Master Fund’s taxable income or loss.
NOTE 3. Management Fee and Other Fees
The Master Fund was to incur a monthly investment management fee equal to one twelfth of 1.10% of the Master Fund’s net assets as of each month-end (the “Investment Management Fee”) payable to the Adviser, subject to certain adjustments after the initial closing date. As the Master Fund did not commence operations, no management fees were incurred to the Adviser during the year ended December 31, 2008.
The Master Fund was to incur a monthly administration fee equal to one twelfth of 0.06% of the Master Fund’s net assets (prior to reduction for any Investment Management Fee) (the “Administration Fee”) to SEI Investments Global Funds Services (the “Administrator”) after the initial closing date. The Administrator was to provide various administration, fund accounting, investor accounting, taxation and transfer agent services to the Master Fund. As the Master Fund did not commence operations, no administration fees were incurred to the Administrator during the year ended December 31, 2008.

Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC
Notes to Financial Statements (continued)
December 31, 2008 (In Liquidation)
NOTE 3. Management Fee and Other Fees (continued)
SEI Private Trust Company (the “Custodian”) served as the primary custodian of the assets of the Master Fund and may maintain custody of such assets with U.S. and non-U.S. subcustodians (which may be banks, trust companies, securities depositories and clearing agencies). The Master Fund was to incur a monthly fee equal to one twelfth of 0.01% of the Master Fund’s net assets (prior to reduction for any Investment Management Fee) to the Custodian after the initial closing date. As the Master Fund did not commence operations, no custodian fees were incurred to the Custodian during the year ended December 31, 2008.
The Adviser entered into an Expense Limitation Agreement with the Master Fund pursuant to which the Adviser agreed to waive and/or reimburse the Master Fund’s expenses, to the extent necessary so that the Master Fund’s total expenses, on an annualized basis, during the 12-month period beginning on the initial closing date did not exceed 1.60% of the average of the net assets of the Master Fund as of each month-end during such 12-month period. All expenses incurred by the Master Fund for the year ended December 31, 2008 were fully reimbursed by the Adviser.
Note 4. Indemnifications
The Master Fund may have entered into contracts that contain a variety of indemnifications. The Master Fund’s maximum exposure under these arrangements is not known. However, the Master Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Note 5. Subsequent Events
Subsequent to December 31, 2008, the Fund paid $100,000 to the Feeder Fund for its redemption.

GOLDMAN SACHS HEDGE FUND PARTNERS REGISTERED MASTER FUND, LLC
Managers and Officers (Unaudited)
The identity of the Managers and executive officers of Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC and brief biographical information regarding each Manager and officer during the past five years is set forth below

Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund
	Held with	Length of		Complex
Name,	the Master	Time	Principal Occupation(s)	Overseen by	Other Directorships
Address and Age[1]	Fund[2]	Served[3]	During Past 5 Years	Manager[4]	Held by Manager[5]
Ashok N. Bakhru Age: 66	Manager of the Master Fund	March 24, 2005 – present	President, ANB Associates (July 1994–March 1996 and November 1998–Present); Director, Apollo Investment Corporation (a business development company) (October 2008-Present); Executive Vice President—Finance and Administration and Chief Financial Officer and Director, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996–November 1998); Director of Arkwright Mutual Insurance Company (1984–1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989–2004); Member of Cornell University Council (1992–2004 and 2006–Present); Trustee of the Walnut Street Theater (1992–2004); Trustee, Scholarship America (1998–2005); Trustee, Institute for Higher Education Policy (2003–Present); Director, Private Equity Investors–III and IV (November 1998–Present), and Equity-Limited Investors II (April 2002–Present); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000–2003).	97	Apollo Investment Corporation (a business development company)

Chairman of the Board of Trustees – Goldman Sachs Mutual Fund Complex (registered investment companies).

John P. Coblentz, Jr. Age: 67	Manager of the Master Fund	March 24, 2005 – present	Partner, Deloitte & Touche LLP (June 1975 – May 2003); Director, Emerging Markets Group, Ltd. (2004-2006); Director, Elderhostel, Inc. (2006-Present).	97	None

Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund
	Held with	Length of		Complex
Name,	the Master	Time	Principal Occupation(s)	Overseen by	Other Directorships
Address and Age[1]	Fund[2]	Served[3]	During Past 5 Years	Manager[4]	Held by Manager[5]
Patrick T. Harker Age: 50	Manager of the Master Fund	March 24, 2005 – present	President, University of Delaware (July 2007–Present); Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000–June 2007); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999–January 2000); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997–August 2000).	97	None

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

Richard P. Strubel Age: 69	Manager of the Master Fund	March 24, 2005 – present	Director, Cardean Learning Group (provider of educational services via the internet) (2003–2008); President, COO and Director, Cardean Learning Group (1999–2003); Director, Cantilever Technologies, Inc. (a private software company) (1999–2005); Audit Committee Chairman, The University of Chicago (2006-Present); Trustee, The University of Chicago (1987–Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990–1999).	97	Gildan Activewear Inc. (a clothing marketing and manufacturing company); Northern Mutual Fund Complex (58 Portfolios) (Chairman of the Board of Trustees).

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

Managers Who Are “Interested Persons”*
Kent A. Clark Age: 44	Manager of the Master Fund	March 24, 2005 – present	Managing Director, Goldman Sachs, (1998 – present); Chief Investment Officer, Goldman Sachs Hedge Fund Strategies LLC (October 2000 – present); Director and Managing Director, Goldman Sachs Hedge Fund Strategies LLC (2000 – present); Portfolio Manager, GSAM Quantitative Equities (July 1992 – September 2000).	2	None

			Member of Board of Directors of the Managed Funds Association (2002 – present).

Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund
	Held with	Length of		Complex
Name,	the Master	Time	Principal Occupation(s)	Overseen by	Other Directorships
Address and Age[1]	Fund[2]	Served[3]	During Past 5 Years	Manager[4]	Held by Manager[5]
*Alan A. Shuch Age: 59	Manager of the Master Fund	March 24, 2005 – present	Advisory Director—GSAM (May 1999–Present); Consultant to GSAM (December 1994–May 1999); and Limited Partner, Goldman Sachs (December 1994–May 1999).	97	None

Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

*	These persons are considered to be “interested persons” because they hold positions with Goldman Sachs Hedge Fund Strategies LLC (the “Adviser”) or one of its affiliates. Each Interested Manager holds comparable positions with certain other entities of which the Adviser or an affiliate thereof is the investment adviser, administrator and/or distributor.

(1)	Each Manager may be contacted by writing to the Manager, c/o Goldman, Sachs & Co., One New York Plaza, New York, NY 10004, Attn: Peter V. Bonnano.

(2)	Each Manager holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Manager resigns or is removed by the Board of Managers or members of the applicable fund, in accordance with such fund’s limited liability company agreement; (c) the date the Manager shall otherwise cease to be a Manager in accordance with the limited liability company agreement of the applicable fund; or (d) the date the applicable fund terminates.

(3)	The Fund Complex currently consists of the Fund, the Master Fund, Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust. As of December 31, 2008, Goldman Sachs Trust consisted of 83 portfolios and Goldman Sachs Variable Insurance Trust consisted of 11 portfolios.

(4)	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, or other investment companies registered under such Act. Each of the Independent Managers is also a member of the Board of Trustees of Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.
Officers

	Positions Held	Term of Office
Name, Age, and	with the Master	and Length of	Principal Occupation(s) during the Past
Address	Fund	Time Served	5 Years
Kent A. Clark 1 New York Plaza 39th Floor New York, NY 10004 Age: 44	Chief Investment Officer of the Master Fund President and Chief Investment Officer of the Master Fund	February 22, 2005 – present 2006 – present	Managing Director, Goldman Sachs, (1998 – present); Chief Investment Officer, Goldman Sachs Hedge Fund Strategies LLC (October 2000 – present); Director and Managing Director, Goldman Sachs Hedge Fund Strategies LLC (2000 – present); Portfolio Manager, GSAM Quantitative Equities (July 1992 – September 2000).

Member of Board of Directors of the Managed Funds Association (2002 – present).

	Positions Held	Term of Office
Name, Age, and	with the Master	and Length of	Principal Occupation(s) during the Past
Address	Fund	Time Served	5 Years
Jennifer Barbetta 32 Old Slip New York, NY 10004 Age: 36	Chief Financial Officer of the Master Fund	May 18, 2006 – present	Managing Director, Goldman Sachs (2006 — Present); Chief Financial Officer, Goldman Sachs Hedge Fund Strategies LLC (May 2006 — Present); Head of Private Equity Group Portfolio Analytics and Reporting team and Chief Operating Officer, Private Equity Group (2005 — Present); Vice President, Private Equity Group (1997 — 2003);.

Manager, Goldman Sachs Hedge Fund Partners Registered Master Fund, Ltd. and Goldman Sachs Hedge Fund Partners Registered Fund, Ltd. (2006 — Present).

Philip V. Giuca, Jr. 180 Maiden Lane 40th Floor New York, NY 10005 Age: 45	Vice President of the Master Fund	February 22, 2005 – present	Vice President, Goldman Sachs (May 1992-present). Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (1999 – present).

John M. Perlowski 32 Old Slip 31st Floor New York, NY 10005 Age: 43	Vice President of the Master Fund	February 22, 2005 – present	Managing Director, Goldman Sachs (November 2003 – Present); Vice President, Goldman Sachs (July 1995 – November 2003).

Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (1997 – present).

	Positions Held	Term of Office
Name, Age, and	with the Master	and Length of	Principal Occupation(s) during the Past
Address	Fund	Time Served	5 Years
Peter V. Bonanno 32 Old Slip New York, NY 10005 Age: 42	Secretary of the Master Fund	Since 2006	Managing Director, Goldman Sachs (December 2006–Present); Associate General Counsel, Goldman Sachs (2002–Present); Vice President, Goldman Sachs (1999–2006); and Assistant General Counsel, Goldman Sachs (1999-2002).

Secretary—Goldman Sachs Mutual Fund Complex (registered investment companies) (2006–Present); and Assistant Secretary—Goldman Sachs Mutual Fund Complex (2003–2006).

David S. Plutzer One New York Plaza 37th Floor New York, NY 10004 Age: 34	Assistant Secretary of the Master Fund	February 22, 2005 – present	Vice President and Assistant General Counsel, Goldman Sachs (October 2004 — present); Associate, Bryan Cave LLP (successor-in-interest to Robinson Silverman Pearce Aronsohn & Berman LLP) (September 1999 — September 2004).

Item 2. Code of Ethics.
(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provision of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.
Item 3. Audit Committee Financial Expert.
                    The registrant’s board of managers has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).
Item 4. Principal Accountant Fees and Services.
Table 1 – Items 4(a) – 4(d)

	2008	2007	Description of Services Rendered
Audit Fees	$11,000	$11,000	Financial statement audits
Audit Related Fees
Tax Fees
All Other Fees
Total	$11,000	$11,000
Items 4(b), (c) and (d) Table 2. Non-Audit Services to the Registrant’s service affiliates* that were pre-approved by the Registrant’s Audit Committee pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2008	2007	Description of Services Rendered
Audit Related Fees
Tax Fees
All Other Fees
Total

*	These include Goldman Sachs Hedge Fund Strategies LLC, the adviser to the Master Fund in which the registrant invests (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).
Item 4(e)(1) – Audit Committee Pre Approval Policies and Procedures
Pre-Approval of Audit and Non-Audit Services Provided to the Registrant. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Hedge Fund Partners Registered Fund, LLC (the “Fund”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for the Fund may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.
          De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by the Fund at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.
          Pre-Approval of Non-Audit Services Provided to the Investment Adviser. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to the Fund, the Audit Committee will pre-approve those non-audit services provided to the Fund’s investment adviser, if any, (and entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the Fund) where the engagement relates directly to the operations or financial reporting of the Fund.
Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by the Fund’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the Fund’s service affiliates listed in Table 2 were approved by the Fund’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
Item 4(f) – Not Applicable.
Item 4(g) Aggregate Non-Audit Fees Disclosure
The aggregate non-audit fees billed to the Fund by Ernst & Young LLP for the 12 months ended December 31, 2008 and December 31, 2007 were approximately $0 and $0, respectively. The aggregate non-audit fees billed to Goldman Sachs Hedge Fund Strategies LLC and service affiliates by Ernst & Young LLP for non-audit services for the twelve months ended December 31, 2008 and December 31, 2007 were $0 and $0, respectively.
Item 4(h) – The Fund’s Audit Committee has considered whether the provision of non-audit services to Goldman Sachs Hedge Fund Strategies LLC and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditor’s independence.
Item 5. Audit Committee of Listed registrants.
                     Not applicable.
Item 6. Schedule of Investments
                     The registrant had not yet commenced investment operations as of the close of the reporting period. Therefore, no Schedule of Investments in securities of unaffiliated issuers is included herein or as part of the report to members filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
                     Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC (the “Master Fund”) invests substantially all of its assets in the securities of Investment Funds, which are privately placed investment vehicles, typically referred to as “hedge funds.” These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. On occasion, however, the Goldman Sachs Hedge Fund Strategies LLC, the investment adviser to the Master Fund (the “Adviser”) and/or the Master Fund may receive notices from the Investment Funds seeking the consent of holders in order to change certain rights within the structure of the security itself or change terms of the Investment Fund’s limited partnership agreement, limited liability company operating agreement or similar agreement with investors. To the extent that the Master Fund receives notices or proxies from Investment Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Master Fund has delegated proxy voting responsibilities with respect to the Master Fund’s portfolio securities to the Adviser, subject to the Master Fund Board’s general oversight and with the direction that proxies should be voted in the Master Fund’s best interest. The Adviser has adopted its own proxy voting policy (the “Policy”) for this purpose.
                     Under the Policy, the Adviser’s guiding principles in performing proxy voting are to make decisions that: (i) are in the best interests of its clients’ long term investment returns; and (ii) minimize the potential impact of conflicts of interest. These principles reflect the Adviser’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders. Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov.
                    The principles and positions reflected in the Policy are designed to guide the Adviser in voting proxies, and not necessarily in making investment decisions. Senior management of the Adviser will periodically review the Policy to ensure that it continues to be consistent with the Adviser’s guiding principles.
          A. Private Investments and Fixed Income Securities
                    To the extent they have not been waived, voting decisions with respect to the securities of privately held issuers, including the Investment Funds, generally will be made by the Adviser based on its assessment of the particular transactions or other matters at issue.
                    If a material conflict of interest exists, the Adviser will determine whether any additional steps must be taken to ensure that the proxies are voted in the best interests of the Master Fund.
          B. Public Equity Investments
                    To implement the Adviser’s guiding principles for investments in publicly-traded equities, the Adviser follows proxy voting guidelines (the “Guidelines”) developed by Institutional Shareholder Services (“ISS”), except in certain circumstances, which are generally described below. The Guidelines embody the positions and factors the Adviser generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among others, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. A summary of the Guidelines is provided below.
                    ISS has been retained to review proxy proposals and make voting recommendations in accordance with the Guidelines. While it is the Adviser’s policy generally to follow the Guidelines and recommendations from ISS, the Adviser’s portfolio management teams (“Portfolio Management Teams”) retain the authority on any particular proxy vote to vote differently from the Guidelines or a related ISS recommendation, in keeping with their different investment philosophies and processes. Such decisions, however, remain subject to a review and approval process, including a determination that the decision is not influenced by any conflict of interest. In forming their views on particular matters, the Portfolio Management Teams are also permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and recommendations from ISS.
                    In addition to assisting the Adviser in developing substantive proxy voting positions, ISS also updates and revises the Guidelines on a periodic basis, and the revisions are reviewed by the Adviser to determine whether they are consistent with the Adviser’s guiding principles. ISS also assists the Adviser in the proxy voting process by providing operational, recordkeeping and reporting services.
                    The Adviser is responsible for reviewing its relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS. The Adviser may hire other service providers to replace or supplement ISS with respect to any of the services the Adviser currently receives from ISS.
                    The Adviser has implemented procedures that are intended to prevent conflicts of interest from influencing proxy voting decisions. These procedures include the Adviser’s use of ISS as an independent third party, a review and approval process for individual decisions that do not follow ISS’s recommendations, and the establishment of information barriers between the Adviser and other businesses within The Goldman Sachs Group, Inc.

                    In addition, the Master Fund may on occasion retain one or more subadvisers to manage and invest designated portions of the Master Fund’s assets either through a separately managed account or a separate investment vehicle in which the subadviser serves as general partner or managing member or in a similar capacity and the Master Fund is the sole limited partner or the only other member or equityholder. Where the Master Fund retains a subadviser, such subadviser generally will be responsible for voting proxies in accordance with such subadviser’s own policies. The Adviser may, however, retain such responsibility where it deems appropriate.
ISS PROXY VOTING GUIDELINES SUMMARY
The following is a summary of certain of the ISS Proxy Voting Guidelines, which form the substantive basis of the Adviser’s Policy on Proxy Voting (“Policy”) with respect to public equity investments. Unlike the abbreviated nature of this summary, the actual ISS Proxy Voting Guidelines address additional voting matters and provide more discussion regarding the factors that may determine ISS’s position on a matter. The Adviser may diverge from the ISS guidelines and a related ISS recommendation on any particular proxy vote or in connection with any individual investment decision.
(A) Auditors
Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent,

•	Fees for non-audit services are excessive, or

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.
(B) Board of Directors
(1) Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be made on a case-by-case basis, examining, among other factors, the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, and whether the chairman is also serving as a CEO.
(2) Classification/Declassification of the Board
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

(3) Independent Chairman (Separate Chairman/CEO)
Generally vote FOR shareholder proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal.
(4) Majority of Independent Directors/Establishment of Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.
(C) Shareholder Rights
(1) Shareholder Ability to Act by Written Consent
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.
(2) Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote for proposals that remove restrictions on the right of shareholders to act independently of management.
(3) Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.
(4) Cumulative Voting
Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.
(5) Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.

(D) Proxy Contests
(1) Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include, among others, the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.
(2) Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.
(E) Poison Pills
Vote FOR shareholder proposals that ask a company to submit its poison pill to shareholder vote or redeem it.
(F) Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions based on such features, among others, as the fairness opinion, pricing, prospects of the combined company, and the negotiating process.
(G) Reincorporation Proposals
Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.
(H) Capital Structure
(1) Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain.
(2) Dual-class Stock
Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:
•	It is intended for financing purposes with minimal or no dilution to current shareholders

•	It is not designed to preserve the voting power of an insider or significant shareholder
(I) Executive and Director Compensation
Votes with respect to equity based compensation plans should be determined on a CASE-BY-CASE basis. The ISS methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the Securities and Exchange Commission’s rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, ISS compares it to a company-specific dilution cap.
Vote AGAINST equity plans that explicitly permit repricing of underwater stock options without shareholder approval.
(1) Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Term of the option

•	Exercise price

•	Participation
(2) Employee Stock Purchase Plans
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:
•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	Potential voting power dilution is ten percent or less.